LONG-TERM DEBT, NET - Redemption of 5.00% Notes (Details) - 5.00% Senior Notes due December 15, 2027 (the “5.00% Senior Notes”); interest payable each June 15 and December 15 - Senior Notes	12 Months Ended
Dec. 31, 2020
Debt Instrument, Redemption, Period One
Debt Instrument, Redemption
Redemption price relative to principal amount (as a percent)	102.50%
Debt Instrument, Redemption, Period Two
Debt Instrument, Redemption
Redemption price relative to principal amount (as a percent)	101.667%
Debt Instrument, Redemption, Period Three
Debt Instrument, Redemption
Redemption price relative to principal amount (as a percent)	100.833%
Debt Instrument, Redemption, Period Four
Debt Instrument, Redemption
Redemption price relative to principal amount (as a percent)	100.00%